Derivative and Hedging Instruments - Summary of Effects of Derivatives in Cash Flow Hedging Relationships (Detail) - Cash flow hedges [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [Line Items]
Change in fair value of hedged items for ineffectiveness measurement	$ (50)	$ (210)
Change in fair value of hedging instruments for ineffectiveness measurement	50	210
Gains (losses) deferred in AOCI on derivatives	50	210
Gains (losses) reclassified from AOCI into Total investment result	92	(9)
Fixed rate liabilities [member]
Disclosure of detailed information about hedges [Line Items]
Change in fair value of hedged items for ineffectiveness measurement		(34)
Change in fair value of hedging instruments for ineffectiveness measurement		34
Gains (losses) deferred in AOCI on derivatives		34
Gains (losses) reclassified from AOCI into Total investment result		35
Interest rate swaps [Member] | Commodity price risk [member] | Inflation Linked Insurance Liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Change in fair value of hedged items for ineffectiveness measurement	4
Change in fair value of hedging instruments for ineffectiveness measurement	(4)
Gains (losses) deferred in AOCI on derivatives	(4)
Gains (losses) reclassified from AOCI into Total investment result	81
Foreign currency swaps [Member] | Interest And Foreign Exchange Risk [Member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedges [Line Items]
Change in fair value of hedged items for ineffectiveness measurement	(23)	(175)
Change in fair value of hedging instruments for ineffectiveness measurement	23	175
Gains (losses) deferred in AOCI on derivatives	23	175
Gains (losses) reclassified from AOCI into Total investment result	16	(49)
Foreign currency swaps [Member] | Currency risk [member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Change in fair value of hedged items for ineffectiveness measurement	10	1
Change in fair value of hedging instruments for ineffectiveness measurement	(10)	(1)
Gains (losses) deferred in AOCI on derivatives	(10)	(1)
Gains (losses) reclassified from AOCI into Total investment result	(8)	(1)
Equity contracts [Member] | Equity price risk [member] | Stock based compensation [member]
Disclosure of detailed information about hedges [Line Items]
Change in fair value of hedged items for ineffectiveness measurement	(40)	(2)
Change in fair value of hedging instruments for ineffectiveness measurement	40	2
Gains (losses) deferred in AOCI on derivatives	40	2
Gains (losses) reclassified from AOCI into Total investment result	3	$ 6
Treasury Locks [Member] | Interest rate risk [member] | Forecasted liability issuance [Member]
Disclosure of detailed information about hedges [Line Items]
Change in fair value of hedged items for ineffectiveness measurement	(1)
Change in fair value of hedging instruments for ineffectiveness measurement	1
Gains (losses) deferred in AOCI on derivatives	$ 1